Summary of Significant Accounting Policies - Schedule of Sale and Leaseback Transactions (Details)	Mar. 31, 2020 USD ($)
Accounting Policies [Abstract]
Fiscal year ending March 31, 2021	$ 8,081,463
Fiscal year ending March 31, 2022	8,158,547
Fiscal year ending March 31, 2023	8,158,547
Fiscal year ending March 31, 2024	8,158,547
Fiscal year ending March 31, 2025 and beyond	5,978,232
Sale Leaseback Transaction, Net	$ 38,535,336